Fair Value Measurements Carrying Value and Fair Value of Long-Term Debt and Other Financial Instruments (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Common stock warrants, Carrying Value	$ 12,123,000		$ 17,336,000
Contingent consideration liability, Carrying Value	9,131,000		11,980,000
Common stock warrants, Fair Value	12,123,000	[1]	17,336,000	[1]
Contingent consideration liability, Fair Value	9,131,000	[1]	11,980,000	[1]
Long term debt fair value	14.11%		15.28%
Tranche b [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, Carrying Value	87,360,000		19,480,000
Lines of credit, Fair Value	87,068,000	[1]	18,800,000	[1]
ABL Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, Carrying Value	0		51,800,000	[2]
Lines of credit, Fair Value	0	[1],[2]	51,800,000	[1],[2]
HIE Retail Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, Carrying Value	22,750,000		26,000,000	[2]
Lines of credit, Fair Value	22,750,000	[1],[2]	26,000,000	[1],[2]
Texadian Uncommitted Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, Carrying Value	26,500,000		0
Lines of credit, Fair Value	$ 26,500,000	[1]

[1]	The fair values of these instruments are considered Level 3 measurements in the fair value hierarchy.
[2]	Fair value approximates carrying value due to the floating rate interest.